INTANGIBLE ASSETS - Future periods (Details)	Apr. 30, 2024 USD ($)
Amortization of intangible assets.
2025	$ 179,711
2026	179,711
2027	179,711
2028	179,711
2029 and thereafter	1,048,117
Total	$ 1,766,961